CONCENTRATIONS (Details) - Shanghai Muliang Industrial Corp. [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Customer Revenue [Member]
Concentration		68.00%	56.00%	45.00%
Suppliers Purchase [Member]
Concentration		85.00%	85.00%	82.00%